Intangible assets and Goodwill - Additional information (Details) - GBP (£) £ in Thousands			12 Months Ended
	Aug. 18, 2021	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 23, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			£ 42,315	£ 312
GT Apeiron Therapeutics
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Rights to receive shares waived, percent		30.00%
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			£ 36,204	0
Acquired IP | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period	8 years
Acquired IP | GT Apeiron Therapeutics | Discounted cash flow [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current estimate of value in use			12.00%
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions on acquisition			£ 5,887
Intangible assets and goodwill			£ 5,985	173	£ 173
Goodwill | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions on acquisition	£ 5,887
Goodwill | Kinetic Discovery Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill						£ 173
Goodwill | Discounted cash flow [member] | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current estimate of value in use			12.00%
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions			£ 2,556	3
Additions on acquisition			41,965
Intangible assets and goodwill			44,287	408	405
Cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions			2,543	0
Additions on acquisition			36,078
Intangible assets and goodwill			£ 38,054	£ 0	£ 0
Cost | Acquired IP | GT Apeiron Therapeutics
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		£ 1,448